Accounts Receivable - Schedule of Movement of Allowances for Credit Loss (Details) - USD ($)	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Schedule of Movement of Allowances for Credit Loss [Abstract]
Balance at beginning of the year	$ (42,932)	$ (38,534)
Increase (reversal)	19,865	(4,398)
Balance at ending of the year	$ (23,067)	$ (42,932)